Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details Narrative
Federal net operating losses	$ 2,662,993	$ 1,930,314
Federal net operating losses expire	2031